Financial assets, liabilities and financial results (telecom activities) - TDIRA - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) instrument	Dec. 31, 2021 EUR (€) instrument	Dec. 31, 2020 EUR (€) instrument
Disclosure of detailed information about borrowings [line items]
Shares remain outstanding | instrument	44,880
Perpetual bonds redeemable for shares [member]
Disclosure of detailed information about borrowings [line items]
Shares remain outstanding | instrument	44,880	44,880	44,880
Equity component before deferred taxes	€ 152	€ 152	€ 152
Debt component	638	636	636
Accrued interests not yet due	6	3	3
Paid interest	€ 16	€ 13	€ 14